Cover	Feb. 18, 2022
Cover [Abstract]
Entity Registrant Name	Liberated Syndication Inc.
Entity Central Index Key	0001667489
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-55779
Entity Tax Identification Number	47-5224851
Entity Address Address Line 1	5001 Baum Boulevard
Entity Address Address Line 2	Suite 770
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15213
City Area Code	412
Local Phone Number	621-0902
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false